Statement of Changes in Net Assets Available for Benefits - EBP 333 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 918,980
Dividends and interest	18,693
Total investment income	937,673
Interest income on notes receivable from participants	5,657
Contributions
Employer	106,159
Participants	204,797
Rollovers	31,009
Total contributions	341,965
Total additions	1,285,295
Deductions:
Benefits paid to participants	608,446
Administrative expenses	2,031
Total deductions	610,477
Net increase	674,818
Net assets available for benefits:
Beginning of year	5,553,770
End of year	$ 6,228,588